BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Other intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Trademarks
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Indefinite
Recipes, formulae, models, designs and prototypes [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	10 years
Bottom of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	1 year
Bottom of range [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	1 year
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	1 year
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	1 year
Bottom of range [member] | Easements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	20 years
Top of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	20 years
Top of range [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	15 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	10 years
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	20 years
Top of range [member] | Easements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	50 years